Note 10 - (Loss)/Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2019	2020	2021
(Loss) / Net Income	(14,773)	(22,818)	8,616
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(9,339)	(1,067)	(900)
Less: Deemed dividend equivalents on Series E Shares related to redemption value	(4,227)	(3,099)	(437)
Less: Dividend of Series E Shares	(2,650)	(1,796)	(1,883)
(Loss) / gain attributable to common shareholders	(30,989)	(28,780)	5,396

(Loss) /Earnings per share:
Weighted average common shares outstanding, basic and dilutive	117,104	23,517,479	39,831,972
(Loss) / earnings per share, basic and diluted	(264.63)	(1.22)	0.14

Effect of dilutive securities:
Series E Shares	-	-	12,716,351
Weighted average common shares outstanding, diluted	117,104	23,517,479	52,548,323